Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash received from customers
Progress payments	$ 4,437	$ 2,957	$ 1,701
Collections on billings	23,531	24,955	25,043
Other cash receipts	40	71	78
Total sources of cash - continuing operations	28,008	27,983	26,822
Uses of Cash - Continuing Operations
Cash paid to suppliers and employees	(23,759)	(23,761)	(22,875)
Pension contributions	(789)	(657)	(206)
Interest paid, net of interest received	(269)	(257)	(263)
Income taxes paid, net of refunds received	(1,071)	(774)	(712)
Income taxes paid on sale of businesses		(508)	(7)
Excess tax benefits from stock-based compensation	(22)	(2)	(48)
Other cash payments	(42)	(29)	(6)
Total uses of cash - continuing operations	(25,952)	(25,988)	(24,117)
Cash provided by continuing operations	2,056	1,995	2,705
Cash provided by discontinued operations	397	138	506
Net cash provided by operating activities	2,453	2,133	3,211
Investing Activities
Proceeds from sale of businesses, net of cash divested	14	1,650	175
Payments for businesses purchased		(33)	(92)
Additions to property, plant, and equipment	(579)	(473)	(463)
Payments for outsourcing contract costs and related software costs	(6)	(68)	(110)
Decrease (increase) in restricted cash	5	(28)
Other investing activities, net	(5)	2	21
Cash (used in) provided by investing activities by continuing operations	(571)	1,050	(469)
Cash used in investing activities by discontinued operations	(189)	(184)	(157)
Net cash (used in) provided by investing activities	(760)	866	(626)
Financing Activities
Net borrowings under lines of credit	(2)	(12)	(2)
Proceeds from issuance of long-term debt	1,484	843
Payments of long-term debt	(1,011)	(474)	(113)
Proceeds from exercises of stock options and issuances of common stock	142	51	103
Dividends paid	(545)	(539)	(525)
Excess tax benefits from stock-based compensation	22	2	48
Common stock repurchases	(1,177)	(1,100)	(1,555)
Cash used in financing activities by continuing operations	(1,087)	(1,229)	(2,044)
Cash used in financing activities by discontinued operations	(179)
Net cash used in financing activities	(1,266)	(1,229)	(2,044)
Increase in cash and cash equivalents	427	1,770	541
Cash and cash equivalents, beginning of year	3,274	1,504	963
Cash and cash equivalents, end of year	$ 3,701	$ 3,274	$ 1,504